Accrued Liabilities	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 4 - ACCRUED LIABILITIES As of December 31, 2016, the Company had accrued professional fees of $5,250.	NOTE 4 – ACCRUED LIABILITIES The Company had accrued professional fees of $3,826 and $5,250 at June 30, 2017 and December 31, 2016, respectively.